Derivatives and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of financial instruments by balance sheet grouping
The following table presents the fair value and balance sheet classification of derivatives not designated as hedging instruments at September 30, 2013 and September 30, 2012:

	Asset Derivatives				Liability Derivatives
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Balance Sheet		Balance Sheet		Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value	Location	Fair Value	Location	Fair Value
	(In thousands)
Interest rate contracts	Other assets	$7	N/A	N/A	Other liabilities	$7	N/A	N/A
Commitments to purchase MBS	AFS securities	3,188	N/A	N/A	N/A	N/A	N/A	N/A

		2013		2012
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$203,563	$203,563	$751,430	$751,430
Available-for-sale securities:
Equity securities	1	101,237	101,237		—
Obligations of U.S. government	2	533,975	533,975	183,560	183,560
Obligations of states and political subdivisions	2	22,545	22,545	24,844	24,844
Obligations of foreign governments		—	—	—	—
Corporate debt securities	2	452,015	452,015	403,325	403,325
Mortgage-backed securities
Agency pass-through certificates	2	1,251,176	1,251,176	1,169,976	1,169,976
Other debt securities		—	—	—	—
Total available-for-sale securities		2,360,948	2,360,948	1,781,705	1,781,705
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		—	—	795	802
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,654,666	1,582,849	1,190,692	1,216,421
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,654,666	1,582,849	1,191,487	1,217,223
Loans receivable	3	7,528,030	8,070,279	7,451,998	7,949,892
Covered loans	3	295,947	300,610	288,376	289,754
FDIC indemnification asset	3	64,615	62,300	87,571	85,846
FHLB stock	2	173,009	173,009	149,840	149,840
Financial liabilities
Customer accounts	2	9,090,271	8,585,068	8,576,618	8,406,432
FHLB advances and other borrowings	2	1,930,000	2,064,248	1,880,000	2,110,223